SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2020	2019	2018

Network and IT costs	797	791	1,176
Personnel costs	815	875	889
Customer associated costs	653	720	867
Losses on receivables	62	66	62
Taxes, other than income taxes	57	158	217
Other	257	355	486
Total selling, general and administrative expenses	2,641	2,965	3,697
In 2020, our subsidiary in Pakistan recorded a gain of PKR8.6 billion (US$52) in ‘Taxes, other than income taxes’, relating to the reversal of a non-income tax provision. Refer to Note 7 for further details.
LEASES
On January 1, 2019, the Company adopted IFRS 16 Leases. The Company applied a modified retrospective approach, which means that prior period comparatives were not restated.
Lease expenses are no longer recorded in the income statement but are instead considered in recording a lease liability in the statement of financial position (see Note 15), except for short-term leases and leases for low value items which are immediately expensed as incurred. Total operating lease expense recognized in accordance with IAS 17 Leases in the consolidated income statement, primarily within "Network and IT costs", amounted to US$425 in 2018.
ACCOUNTING POLICIES
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized in the consolidated statement of financial position and subsequently amortized within "Customer associated costs", see Note 3 for further details.